Financial Instruments - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Interest rate risks	5.78%
Financial assets	R$ 17,418,352	R$ 12,076,375
Transfers between Level I and Level II fair value measurements	0	0
Transfers between Level II and Level III fair value measurements	0	0
Short term investment [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 2,937,029	R$ 2,770,589
Brazilian Central Bank [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of monthly average of payment equity	2.00%